Defined Contribution Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan

12.	Defined Contribution Plan
The Company has a defined contribution retirement savings plan under Section 401(k) of the IRC. This plan allows eligible employees to defer a portion of their annual compensation on a pre-tax
or
after-tax
basis. The Company makes discretionary matching contributions of up to 4% of a participating employee’s salary. For the three and six months ended June 30, 2021 and 2020, the amount expensed under the plan was $70,000 and $181,000

respectively. For the three and six months ended June 30, 2020, the amount expensed under the plan was $62,000 and $157,000, respectively.

12.	Defined Contribution Plan
The Company has a defined contribution retirement savings plan under Section 401(k) of the IRC. This plan allows eligible employees to defer a portion of their annual compensation on a pre-tax
or
after-tax
basis. The Company makes discretionary matching contributions of up to 4% of a participating employee’s salary. For the years ended December 31, 2019 and 2020, the amount expensed under the plan was $197,000 and $277,000, respectively.